CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH
Cash at banks and on hand	$ 320,500	$ 144,800	$ 89,500
Total cash and cash equivalents	320,456	144,844	89,514	$ 56,847
Cash provided as security for initial margin calls and negative market values on derivatives etc	3,300	5,900	46,100
Sale-and-leaseback transaction prepayment to be released upon delivery of the vessel		21,000
Restricted cash	3,347	26,889	46,050
Cash and cash equivalents, including restricted cash	$ 323,800	$ 171,700	$ 135,600